ARTISAN PARTNERS FUNDS, INC.

SUPPLEMENT DATED SEPTEMBER 28, 2012

TO THE PROSPECTUS OF ARTISAN PARTNERS FUNDS, INC. (Investor Shares)

DATED FEBRUARY 1, 2012, AS SUPPLEMENTED JULY 9, 2012

ARTISAN MID CAP FUND

Effective September 30, 2012, Matthew H. Kamm has been named a Portfolio Manager of Artisan Mid Cap Fund. Mr. Kamm co-manages the Fund with Andrew C. Stephens and James D. Hamel. Mr. Kamm has worked with Messrs. Stephens and Hamel on the Fund since 2003.

The following information replaces the information regarding Mr. Kamm under the subheading “Portfolio Managers” on page 22 of Artisan Funds’ Investor Shares prospectus in its entirety:

Matthew H. Kamm	Portfolio Manager, Artisan Partners	Since September 2012

The following paragraphs replace the text under the heading “Portfolio Managers – Artisan Global Opportunities Fund and Artisan Mid Cap Fund” on page 47 of Artisan Funds’ Investor Shares prospectus in its entirety:

ARTISAN GLOBAL OPPORTUNITIES FUND

Artisan Global Opportunities Fund is co-managed by Andrew C. Stephens and James D. Hamel, CFA. Matthew H. Kamm, CFA and Jason L. White, CFA serve as Associate Portfolio Managers of the Fund. As portfolio managers of the Fund, Messrs. Stephens, Hamel, Kamm and White are jointly responsible for overall management of the Fund as well as other Artisan Partners client portfolios. They work together to develop investment strategies for the Fund in order to achieve the Fund’s investment objective and are supported by a staff of research analysts and traders. Each portfolio manager makes buy and sell decisions for the Fund.

ARTISAN MID CAP FUND

Artisan Mid Cap Fund is co-managed by Andrew C. Stephens, James D. Hamel, CFA and Matthew H. Kamm, CFA. Jason L. White, CFA serves as Associate Portfolio Manager of the Fund. As portfolio managers of the Fund, Messrs. Stephens, Hamel, Kamm and White are jointly responsible for overall management of the Fund as well as other Artisan Partners client portfolios. They work together to develop investment strategies for the Fund in order to achieve the Fund’s investment objective and are supported by a staff of research analysts and traders. Each portfolio manager makes buy and sell decisions for the Fund.

The following paragraph replaces the information regarding Mr. Kamm under the heading “Portfolio Managers” on page 48 of Artisan Funds’ Investor Shares prospectus in its entirety:

Matthew H. Kamm, CFA – Mr. Kamm joined Artisan Partners in May 2003, as an analyst working on Artisan Mid Cap Fund. Prior to becoming Portfolio Manager of Artisan Mid Cap Fund in September 2012, Mr. Kamm had been Associate Portfolio Manager of Artisan Mid Cap Fund since January 2010. In addition, Mr. Kamm has been Associate Portfolio Manager of Artisan Global Opportunities Fund and Artisan Small Cap Fund since January 2010. Mr. Kamm holds a B.A. in Public Policy from Duke University and an M.B.A. in Finance and Operations Management from New York University.

Please Retain This Supplement for Future Reference

ARTISAN PARTNERS FUNDS, INC.

SUPPLEMENT DATED SEPTEMBER 28, 2012

TO THE PROSPECTUS OF ARTISAN PARTNERS FUNDS, INC. (Institutional Shares)

DATED FEBRUARY 1, 2012, AS SUPPLEMENTED JULY 9, 2012

ARTISAN MID CAP FUND

Effective September 30, 2012, Matthew H. Kamm has been named a Portfolio Manager of Artisan Mid Cap Fund. Mr. Kamm co-manages the Fund with Andrew C. Stephens and James D. Hamel. Mr. Kamm has worked with Messrs. Stephens and Hamel on the Fund since 2003.

The following information replaces the information regarding Mr. Kamm under the subheading “Portfolio Managers” on page 19 of Artisan Funds’ Institutional Shares prospectus in its entirety:

Matthew H. Kamm	Portfolio Manager, Artisan Partners	Since September 2012

The following paragraphs replace the text under the heading “Portfolio Managers – Artisan Global Opportunities Fund and Artisan Mid Cap Fund” on page 41 of Artisan Funds’ Institutional Shares prospectus in its entirety:

ARTISAN GLOBAL OPPORTUNITIES FUND

Artisan Global Opportunities Fund is co-managed by Andrew C. Stephens and James D. Hamel, CFA. Matthew H. Kamm, CFA and Jason L. White, CFA serve as Associate Portfolio Managers of the Fund. As portfolio managers of the Fund, Messrs. Stephens, Hamel, Kamm and White are jointly responsible for overall management of the Fund as well as other Artisan Partners client portfolios. They work together to develop investment strategies for the Fund in order to achieve the Fund’s investment objective and are supported by a staff of research analysts and traders. Each portfolio manager makes buy and sell decisions for the Fund.

ARTISAN MID CAP FUND

Artisan Mid Cap Fund is co-managed by Andrew C. Stephens, James D. Hamel, CFA and Matthew H. Kamm, CFA. Jason L. White, CFA serves as Associate Portfolio Manager of the Fund. As portfolio managers of the Fund, Messrs. Stephens, Hamel, Kamm and White are jointly responsible for overall management of the Fund as well as other Artisan Partners client portfolios. They work together to develop investment strategies for the Fund in order to achieve the Fund’s investment objective and are supported by a staff of research analysts and traders. Each portfolio manager makes buy and sell decisions for the Fund.

The following paragraph replaces the information regarding Mr. Kamm under the heading “Portfolio Managers” on page 41 of Artisan Funds’ Institutional Shares prospectus in its entirety:

Mr. Kamm joined Artisan Partners in May 2003, as an analyst working on Artisan Mid Cap Fund. Prior to becoming Portfolio Manager of Artisan Mid Cap Fund in September 2012, Mr. Kamm had been Associate Portfolio Manager of Artisan Mid Cap Fund since January 2010. In addition, Mr. Kamm has been Associate Portfolio Manager of Artisan Global Opportunities Fund and Artisan Small Cap Fund since January 2010. Mr. Kamm holds a B.A. in Public Policy from Duke University and an M.B.A. in Finance and Operations Management from New York University.

Please Retain This Supplement for Future Reference

ARTISAN PARTNERS FUNDS, INC.

SUPPLEMENT DATED SEPTEMBER 28, 2012

TO THE STATEMENT OF ADDITIONAL INFORMATION (“SAI”) OF ARTISAN PARTNERS FUNDS, INC. (Investor Shares)

DATED FEBRUARY 1, 2012, AS SUPPLEMENTED JULY 9, 2012

INVESTOR SHARES SAI

Effective September 30, 2012, the following replaces the first paragraph under the heading “Portfolio Managers” on pages 32-33 of Artisan Funds’ Investor Shares SAI in its entirety:

Barry P. Dargan is lead portfolio manager and Mark L. Yockey is portfolio manager for Artisan Global Equity Fund. Daniel J. O’Keefe is lead portfolio manager and N. David Samra is portfolio manager for Artisan Global Value Fund. Mr. Samra is lead portfolio manager and Mr. O’Keefe is portfolio manager for Artisan International Value Fund. Mr. Yockey is portfolio manager and Andrew J. Euretig and Charles-Henri Hamker are associate portfolio managers for Artisan International Fund. Messrs. Yockey and Hamker are portfolio managers for Artisan International Small Cap Fund. Andrew C. Stephens and James D. Hamel are portfolio managers, and Matthew H. Kamm and Jason L. White are associate portfolio managers, for Artisan Global Opportunities Fund. Messrs. Stephens, Hamel and Kamm are portfolio managers, and Mr. White is associate portfolio manager, for Artisan Mid Cap Fund. Craigh A. Cepukenas and Messrs. Stephens and Hamel are portfolio managers, and Messrs. Kamm and White are associate portfolio managers, for Artisan Small Cap Fund. Scott C. Satterwhite, James C. Kieffer and George O. Sertl, Jr. are portfolio managers, and Daniel L. Kane is associate portfolio manager, for Artisan Mid Cap Value Fund, Artisan Small Cap Value Fund, and Artisan Value Fund.

Please Retain This Supplement for Future Reference

ARTISAN PARTNERS FUNDS, INC.

SUPPLEMENT DATED SEPTEMBER 28, 2012

TO THE STATEMENT OF ADDITIONAL INFORMATION (“SAI”) OF ARTISAN PARTNERS FUNDS, INC. (Institutional Shares)

DATED FEBRUARY 1, 2012, AS SUPPLEMENTED JULY 9, 2012

INSTITUTIONAL SHARES SAI

Effective September 30, 2012, the following replaces the first paragraph under the heading “Portfolio Managers” on page 34 of Artisan Funds’ Institutional Shares SAI in its entirety:

Maria Negrete-Gruson is portfolio manager for Artisan Emerging Markets Fund. Andrew C. Stephens and James D. Hamel are portfolio managers, and Matthew H. Kamm and Jason L. White are associate portfolio managers, for Artisan Global Opportunities Fund. Messrs. Stephens, Hamel and Kamm are portfolio managers, and Mr. White is associate portfolio manager, for Artisan Mid Cap Fund. Daniel J. O’Keefe is lead portfolio manager and N. David Samra is portfolio manager of Artisan Global Value Fund. Mark L. Yockey is portfolio manager and Andrew J. Euretig and Charles-Henri Hamker are associate portfolio managers for Artisan International Fund. Mr. Samra is lead portfolio manager and Mr. O’Keefe is portfolio manager for Artisan International Value Fund. Scott C. Satterwhite, James C. Kieffer and George O. Sertl, Jr. are portfolio managers, and Daniel L. Kane is associate portfolio manager for Artisan Mid Cap Value Fund, Artisan Small Cap Value Fund and Artisan Value Fund.

Please Retain This Supplement for Future Reference